Description of Organization and Business Operations (Q2) (Details) - USD ($)				6 Months Ended		12 Months Ended
	May 20, 2020	Nov. 27, 2018	Nov. 20, 2018	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Business Operations [Abstract]
Gross proceeds from issuance of warrants					$ 5,910,416	$ 0
Amount deposited into Trust Account				$ 152,790,533	221,060,045	225,433,349
Offering costs				12,628,266		12,628,266
Underwriting fees				4,410,416		4,410,416
Deferred underwriting fees				7,718,227	7,718,227	7,718,227
Other costs				499,623		499,623
Cash remained outside of trust account				118,170	$ 886,279	520,422
Amount deposited in trust account	$ 373,000
Maximum [Member]
Business Operations [Abstract]
Interest to pay dissolution expenses				100,000		$ 100,000
Amount deposited in trust account	$ 1,900,000
Placement Warrant [Member]
Business Operations [Abstract]
Unit price (in dollars per share)		$ 1.00	$ 1.00
Warrants issued (in shares)		410,416	5,500,000
Gross proceeds from issuance of warrants		$ 410,416	$ 5,500,000
Class A Common Stock [Member]
Business Operations [Abstract]
Number of shares exercised to be redeemed (in shares)	7,126,888
Amount withdrawn from trust account	$ 72,600,000
Amount withdrawn from trust account (in dollars per share)	$ 10.18
Amount deposited in trust account	$ 373,000			$ 746,259
Amount deposited in trust account (in dollars per share)	$ 0.025
Initial Public Offering [Member]
Business Operations [Abstract]
Units issued (in shares)		22,052,077	20,000,000
Unit price (in dollars per share)		$ 10.00	$ 10.00
Gross proceeds from initial public offering			$ 200,000,000
Amount deposited into Trust Account			$ 200,000,000
Over-Allotment Option [Member]
Business Operations [Abstract]
Units issued (in shares)		2,052,077
Unit price (in dollars per share)		$ 10.00
Gross proceeds from initial public offering		$ 20,520,770
Amount deposited into Trust Account		$ 20,520,770
Founder shares forfeited (in shares)		236,981
Offering costs		$ 410,416
Forward Purchase Units [Member]
Business Operations [Abstract]
Unit price (in dollars per share)				$ 10.00		$ 10.00
Contingent number of units authorized (in shares)				5,000,000		5,000,000
Aggregate value of units available for sale				$ 50,000,000		$ 50,000,000